Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 06/30/2009

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Baldwin Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19403

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Peter Havens
Title: Chairman
Phone: 610-260-0453

Signature, Place, and Date of Signing:

Peter H Havens         West Conshohocken, PA       08/11/09
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 101
Form 13F Information Table Value Total: 126,381
                                       (thousands)
List of Other Included Managers: None

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FORM 13F INFORMATION TABLE
                                                                 VALUE    SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS    CUSIP   (X$1000)  PRN AMT  PRNCALLDSCRETN MANAGERS    SOLE   SHARED NONE
-------------------------            -------------    --------  ------- -------    -- --- ------  -------  ----      -----  ---

Accenture Ltd Cl A                   Common Stock     G1150G111      460     13,750SH     SOLE                 13,750
Bunge Limited                        Common Stock     G16962105      630     10,450SH     SOLE                 10,450
UTI Worldwide Inc                    Common Stock     G87210103      251     22,000SH     SOLE                 22,000
Noble Drilling Corp                  Common Stock     H5833N103      484     16,000SH     SOLE                 16,000
Teekay LNG Partners                  PRTNRSP UNITS    Y8564M105      290     14,885SH     SOLE                 14,885
AT&T Inc                             Common Stock     00206R102      324     13,046SH     SOLE                 13,046
Abbott Laboratories                  Common Stock     002824100      485     10,300SH     SOLE                 10,300
America Movil Sa L Adr               SPON ADR L SHS   02364W105      513     13,250SH     SOLE                 13,250
American Tower Corp Cl A             Common Stock     029912201      434     13,775SH     SOLE                 13,775
Apache Corp                          Common Stock     037411105      768     10,644SH     SOLE                 10,644
Apple Computer Inc                   Common Stock     037833100      606      4,255SH     SOLE                  4,255
Berkshire Hathaway Cl A              CL A             084670108   77,490        861SH     SOLE                    861
Berkshire Hathaway Cl B              CL B             084670207    1,129        390SH     SOLE                    390
Best Buy Co Inc                      Common Stock     086516101      216      6,462SH     SOLE                  6,462
CH Robinson Worldwide Inc            Common Stock     12541W209      647     12,400SH     SOLE                 12,400
CNOOC Ltd                            Sponsored ADR     126132109     330      2,686SH     SOLE                  2,686
CVS Corp                             Common Stock      126650100     350     10,975SH     SOLE                 10,975
Celgene Corp                         Common Stock      151020104     801     16,750SH     SOLE                 16,750
ChevronTexaco Corp.                  Common Stock      166764100     457      6,900SH     SOLE                  6,900
Cisco Systems Inc                    Common Stock     17275R102      868     46,530SH     SOLE                 46,530
Clorox Co                            Common Stock      189054109     352      6,300SH     SOLE                  6,300
Coach Inc                            Common Stock      189754104     216      8,025SH     SOLE                  8,025
ConocoPhillips                       Common Stock     20825C104      300      7,125SH     SOLE                  7,125
Constellation Brands Inc             Common Stock     21036P108      136     10,700SH     SOLE                 10,700
Corning Inc                          Common Stock      219350105     357     22,224SH     SOLE                 22,224
Danaher Corp                         Common Stock      235851102     779     12,625SH     SOLE                 12,625
Devon Energy Corp                    Common Stock     25179M103      280      5,146SH     SOLE                  5,146
Dominion Resources Inc               Common Stock     25746U109      325      9,725SH     SOLE                  9,725
Duke Energy Corp.                    Common Stock     26441C105      177     12,120SH     SOLE                 12,120
EMC Corp                             Common Stock      268648102     348     26,581SH     SOLE                 26,581
Ensco International Inc              Common Stock     26874Q100      349     10,000SH     SOLE                 10,000
Enterprise Products Partners         Unit Ltd Partn    293792107     969     38,850SH     SOLE                 38,850
Exelon Corporation                   Common Stock     30161N101      315      6,150SH     SOLE                  6,150
Exxon Mobil Corporation              Common Stock     30231G102    1,473     21,075SH     SOLE                 21,075
FedEx Corp                           Common Stock     31428X106      339      6,100SH     SOLE                  6,100
Fluor Corp                           Common Stock      343412102     281      5,475SH     SOLE                  5,475
General Electric Co                  Common Stock      369604103     438     37,375SH     SOLE                 37,375
Gilead Sciences Inc                  Common Stock      375558103     953     20,350SH     SOLE                 20,350
Goldman Sachs Group Inc              Common Stock     38141G104      665      4,510SH     SOLE                  4,510
Grupo Televisa SA DE CV SPON ADR     SP ADR REP ORD   40049J206      219     12,899SH     SOLE                 12,899
HSBC PLC Spon ADR                    SPON ADR NEW      404280406     293      7,005SH     SOLE                  7,005
Hewlett-Packard Co                   Common Stock      428236103     568     14,698SH     SOLE                 14,698
Icici Bank Ltd Adr                   ADR              45104G104      229      7,760SH     SOLE                  7,760
Infosys Technologies Ltd             Sponsored ADR     456788108     333      9,066SH     SOLE                  9,066
Intel Corp                           Common Stock      458140100     204     12,350SH     SOLE                 12,350
International Business Machines Corp Common Stock      459200101     543      5,200SH     SOLE                  5,200
iShares TIPS Bond Fund               Barclys TIPS BD   464287176     285      2,800SH     SOLE                  2,800
iShares MSCI Emerging Markets Index FMSCI Emerg Mkt    464287234     501     15,530SH     SOLE                 15,530
iShares MSCI EAFE Index Fund         MSCI EAFE IDX     464287465     379      8,275SH     SOLE                  8,275
iShares S&P Smallcap 600             S&P Smlcap 600    464287804     761     17,130SH     SOLE                 17,130
Itau UniBanco Multiplo ADR           SPONS ADR         465562106     767     48,436SH     SOLE                 48,436
J.P. Morgan Chase & Co               Common Stock     46625H100      742     21,747SH     SOLE                 21,747
Johnson & Johnson                    Common Stock      478160104     825     14,525SH     SOLE                 14,525
Kinder Morgan Energy Partners LP     UT LTD Partner    494550106     330      6,450SH     SOLE                  6,450
L-3 Communications Holdings Inc      Common Stock      502424104     753     10,850SH     SOLE                 10,850
Lowes Companies Inc                  Common Stock      548661107     302     15,575SH     SOLE                 15,575
Metlife Inc                          Common Stock     59156R108      436     14,517SH     SOLE                 14,517
Mettler Toledo Intl Inc              Common Stock      592688105     376      4,874SH     SOLE                  4,874
Microsoft Corp.                      Common Stock      594918104     557     23,419SH     SOLE                 23,419
Monsanto Co                          Common Stock     61166w101      582      7,825SH     SOLE                  7,825
Nike Inc                             Common Stock      654106103     589     11,375SH     SOLE                 11,375
Nobel Learning Communities Inc       Common Stock      654889104     203     17,709SH     SOLE                 17,709
Nokia Corporation                    Sponsored ADR     654902204     402     27,564SH     SOLE                 27,564
Noble Energy Inc                     Common Stock      655044105     444      7,525SH     SOLE                  7,525
Northern Trust Corp                  Common Stock      665859104     527      9,825SH     SOLE                  9,825
Oneok Partners LP                    Unit Ltd Partn   68268N103      504     11,000SH     SOLE                 11,000
Pepsico Inc.                         Common Stock      713448108     411      7,475SH     SOLE                  7,475
Petroleo Brasileiro Adr              Sponsored ADR    71654V408      740     18,050SH     SOLE                 18,050
Plains All American Pipeline LP      Unit Ltd Partn    726503105     243      5,700SH     SOLE                  5,700
Plains Exploration & Production Co   Common Stock      726505100     275     10,050SH     SOLE                 10,050
Powershs Water Resources Ptf         Water Resource   73935X575      192     13,075SH     SOLE                 13,075
PowerShs DB Agriculture Fund         DB Agricult FD   73936B408      376     14,775SH     SOLE                 14,775
PowerShares MENA                     MENA Frntr ETF   73936Q603      315     24,119SH     SOLE                 24,119
Praxair Inc                          Common Stock     74005P104    1,283     18,050SH     SOLE                 18,050
Precision Castparts Corp             Common Stock      740189105     433      5,925SH     SOLE                  5,925
Procter & Gamble Co.                 Common Stock      742718109     835     16,342SH     SOLE                 16,342
Qualcomm Inc                         Common Stock      747525103   1,070     23,675SH     SOLE                 23,675
S&P DEP Receipts                     Unit SER 1       78462F103    1,089     11,841SH     SOLE                 11,841
SPDR Gold Trust                      Gold SHS         78463V107      301      3,300SH     SOLE                  3,300
SPDR DB Int'l Govt Inflation-ProtecteDB INT GVT ETF   78464A490      262      5,000SH     SOLE                  5,000
Schlumberger Ltd                     Common Stock      806857108   1,154     21,325SH     SOLE                 21,325
Symantec Corp                        Common Stock      871503108     259     16,600SH     SOLE                 16,600
Taiwan Semiconductor MFG Co LTD SPON Sponsored ADR     874039100     218     23,193SH     SOLE                 23,193
Take Two Interactive Software Inc    Common Stock      874054109     142     15,000SH     SOLE                 15,000
Target Corporation                   Common Stock     87612E106      491     12,450SH     SOLE                 12,450
Tata Motors LTD                      Sponsored ADR     876568502     174     20,437SH     SOLE                 20,437
Teva Pharmaceutical Ind              ADR               881624209   1,521     30,823SH     SOLE                 30,823
Textron Incorporated                 Common Stock      883203101     120     12,450SH     SOLE                 12,450
Thermo Fisher Scientific             Common Stock      883556102     611     14,975SH     SOLE                 14,975
Thoratec Corp                        Common Stock      885175307   1,157     43,200SH     SOLE                 43,200
Thoratec Oct09 25 Put                PUT               885175307      36     20,000SH PUT
3M Company                           Common Stock     88579Y101      350      5,825SH     SOLE                  5,825
Union Pacific Corp                   Common Stock      907818108     432      8,300SH     SOLE                  8,300
Vale S.A.                            ADR              91912E105      334     18,917SH     SOLE                 18,917
Valero Energy Corp                   Common Stock     91913Y100      223     13,200SH     SOLE                 13,200
Varian Medical Systems Inc           Common Stock     92220P105      488     13,900SH     SOLE                 13,900
Verizon Communications               Common Stock     92343V104      238      7,752SH     SOLE                  7,752
Visa Inc.                            Common Stock     92826C839      394      6,325SH     SOLE                  6,325
Vodafone Group PLC                   Spons ADR New    92857W209      445     22,830SH     SOLE                 22,830
Wells Fargo & Co.                    Common Stock      949746101     349     14,400SH     SOLE                 14,400
Windstream Corp                      Common Stock     97381W104      181     21,650SH     SOLE                 21,650
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